Document and Entity Information	Aug. 26, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 26, 2021
Entity Registrant Name	AADI BIOSCIENCE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38560
Entity Tax Identification Number	61-1547850
Entity Address, Address Line One	17383 Sunset Boulevard
Entity Address, Address Line Two	Suite A250
Entity Address, City or Town	Pacific Palisades
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90272
City Area Code	424
Local Phone Number	473-8055
Entity Information, Former Legal or Registered Name	Aerpio Pharmaceuticals, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001422142
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	c/o 10663 Loveland-Madeira Road #168
Entity Address, City or Town	Loveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45140